GOODWILL	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

11. GOODWILL

The change in the carrying amount of goodwill by reporting unit is as follows:

	Acquisition of
	Guohebing	Zhuge Inc.	Molun SAAS	Total
	RMB	RMB	RMB	RMB
Balance as of December 31, 2023	54,427	-	-	54,427
Additions	-	-	-	-
Impairment	-	-	-	-
Balance as of December 31, 2024	54,427	-	-	54,427
Additions	-	-	-	-
Impairment	-	-	-	-
Balance as of December 31, 2025	54,427	-	-	54,427

In the annual goodwill impairment assessment, the Company concluded that the respective fair value of the reporting units exceeded its carrying amount and no impairment losses was recorded during the years ended December 31, 2023, 2024 and 2025, respectively. The fair value of the reporting unit was determined using the market value approach.